CHANGE IN PENSION ACCOUNTING METHOD (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 30, 2012		Jan. 01, 2012		Jan. 02, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Defined Benefit Plan Mark to Market Corridor Percentage	10.00%
Cumulative Effect on Retained Earnings, Net of Tax	$ 142,455
Income Statement [Abstract]
Selling, general and administrative	201,416		245,114		191,857
INCOME TAX EXPENSE	534		91,695		5,898
Net (loss) income	(28,476)		(125,433)		7,798
Statement of Other Comprehensive Income [Abstract]
Net (loss) income	(28,476)		(125,433)		7,798
Change in net actuarial losses	(2,179)		(18,181)		(2,899)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	0		2,485		294
Balance Sheet [Abstract]
Retained earnings	(136,303)		(107,836)
Accumulated other comprehensive losses	(39,454)		(37,413)		(7,875)
Statement of Cash Flows [Abstract]
Net (loss) income	(28,476)		(125,433)		7,798
Deferred tax expense	53		91,330		4,955
Pension and postretirement benefit cost	41,471		37,520		2,131
Scenario, Previously Reported [Member]
Income Statement [Abstract]
Selling, general and administrative	182,012	[1]	207,379	[1]	204,180	[1]
Income (Loss) from Continuing Operations Attributable to Parent	(5,888)		5,831		3,895
INCOME TAX EXPENSE	534		91,695		1,005
Net (loss) income	(9,072)		(87,698)		368
Earnings Per Share, Basic	$ (0.31)		$ (3.02)		$ 0.01
Earnings Per Share, Diluted	$ (0.31)		$ (3.02)		$ 0.01
Statement of Other Comprehensive Income [Abstract]
Net (loss) income	(9,072)		(87,698)		368
Change in net actuarial losses	(45,512)		(80,426)		(6,781)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	23,929		26,995		11,606
Balance Sheet [Abstract]
Retained earnings	55,861		64,924
Accumulated other comprehensive losses	(231,618)		(210,173)
Statement of Cash Flows [Abstract]
Net (loss) income	(9,072)		(87,698)		368
Deferred tax expense	53		91,330		62
Pension and postretirement benefit cost	22,067		(215)		14,454
Scenario, Actual [Member]
Income Statement [Abstract]
Selling, general and administrative	201,416	[1]	245,114	[1]	191,857	[1]
Income (Loss) from Continuing Operations Attributable to Parent	(25,292)		(31,904)		16,218
INCOME TAX EXPENSE	534		91,695		5,898
Net (loss) income	(28,476)		(125,433)		7,798
Earnings Per Share, Basic	$ (4.88)		$ (21.59)		$ 1.35
Earnings Per Share, Diluted	$ (4.88)		$ (21.59)		$ 1.35
Statement of Other Comprehensive Income [Abstract]
Net (loss) income	(28,476)		(125,433)		7,798
Change in net actuarial losses	(2,179)		(18,181)		(2,899)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	0		2,485		294
Balance Sheet [Abstract]
Retained earnings	(136,303)		(107,836)
Accumulated other comprehensive losses	(39,454)		(37,413)
Statement of Cash Flows [Abstract]
Net (loss) income	(28,476)		(125,433)		7,798
Deferred tax expense	53		91,330		4,955
Pension and postretirement benefit cost	$ 41,471		$ 37,520		$ 2,131

[1]	After reclassification of pension settlements